BUSINESS ACQUISITION (Schedule Of Consolidated Statement Of Operations Acquisition) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Shandong [Member]
Net revenues		$ 33,263
Net gain (loss)		1,383
Chongqing [Member]
Net revenues		17,290
Net gain (loss)		180
Wuhan [Member]
Net revenues		0
Net gain (loss)		(10)
Other used car dealer acquisitions [Member]
Net revenues		71,483
Net gain (loss)		$ (1,652)
Shanxi [Member]
Net revenues	$ 20,135
Net gain (loss)	752
Chongqing/ Suzhou/ Jinan Zhoushuo [Member]
Net revenues	341
Net gain (loss)	$ (582)